SALE OF ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Sale Of Assets
Schedule of note receivable

December 31, 2023
Convertible note receivable	$165,000
Unamortized discount	(11,250)
Convertible note receivable, net	$153,750